Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment, Net

Property and equipment, net, for each of the reporting periods is shown in the table below (in millions):

	December 31,
	2012	2011
Land	$17.7	$15.7
Buildings and improvements	147.0	118.3
Equipment and computer software	225.8	172.3
Capital additions in process	3.8	27.6

	394.3	333.9
Less accumulated depreciation	(160.2)	(123.9)

Property and equipment, net	$234.1	$210.0

Depreciation Expense

Depreciation expense, including amortization of assets recorded under capital leases, for each of the reporting periods is shown in the table below (in millions):

	Year Ended December 31,
	2012	2011	2010
Depreciation expense	$36.0	$32.3	$34.9